Common Stock (Tables)	3 Months Ended
Mar. 31, 2022
Common Stock [Abstract]
Schedule of company has reserved shares of common stock for future issuance
Series A Preferred Stock	3,438,670
Series B Preferred Stock	6,065,646
Series C Preferred Stock	1,023,631
Series C-1 Preferred Stock	798,399
Series D Preferred Stock	3,646,050
Series D-1 Preferred Stock	1,515,152
Series D-2 Preferred Stock	1,515,151
Series D-3 Preferred Stock	1,245,838
Common stock warrants	191,355
Stock options outstanding	5,039,511
Restricted stock units outstanding	362,652
Stock incentive plan shares reserved for future issuance	133,441
24,975,496